Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 49,614	$ 23,376
Restricted cash	46,302	24,089
Investments in financial assets	5,158	9,449
Trade receivables	26,821	14,235
Other receivables	51	117
Short-term financing receivables, net	72
Prepaid expenses and deposits	1,572	1,645
TOTAL CURRENT ASSETS	129,590	72,911
NON-CURRENT ASSETS
Intangible assets, net	2,130	2,575
Goodwill	8,993	8,993
Property and equipment, net	2,324	2,116
Investment in equity securities	2,250
Long-term financing receivables, net	4,146
TOTAL NON-CURRENT ASSETS	19,843	13,684
TOTAL ASSETS	149,433	86,595
CURRENT LIABILITIES
Accounts payable	1,251	1,374
Accrued liabilities	48,068	25,939
Customer deposits	46,302	24,089
Other payables	4,843	3,050
TOTAL CURRENT LIABILITIES	100,464	54,452
TOTAL LIABILITIES	100,464	54,452
EQUITY ATTRIBUTABLE TO OWNERS
Common Shares, no par value, unlimited Common Shares authorized, 208,613 Shares issued and 208,121 outstanding at June 30, 2025; and 202,941 Shares issued and 202,499 outstanding at December 31, 2024
Additional paid-in capital	158,827	138,639
Accumulated deficit	(108,201)	(104,746)
Accumulated other comprehensive income	582	708
Treasury shares, at cost, 492 and 442 Common Shares at June 30, 2025 and December 31, 2024, respectively	(2,021)	(2,455)
EQUITY ATTRIBUTABLE TO OWNERS	49,187	32,146
Non-controlling interests	(218)	(3)
TOTAL EQUITY	48,969	32,143
TOTAL LIABILITIES AND EQUITY	$ 149,433	$ 86,595